Inventory (Details) - Schedule of Inventory - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials	₪ 2,502	₪ 1,133
Finished goods	2,032	893
Total inventory	₪ 4,534	₪ 2,026